Other Comprehensive Income (Loss) (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Changes in fair value of financial assets measured at fair value through OCI:
Amounts arising during the year	¥ 4,365	¥ (2,868)	¥ (17,295)
Tax effects	(2,056)	214	2,669
Changes in fair value of financial assets measured at fair value through OCI	2,309	(2,654)	(14,626)
Remeasurement of defined benefit pension plans:
Amounts arising during the year	(7,172)	23,315	26,890
Tax effects	2,170	(5,563)	(6,107)
Remeasurement of defined benefit pension plans	(5,002)	17,752	20,783
Exchange differences on translation of foreign operations:
Amounts arising during the year	956,254	566,683	558,102
Reclassification adjustments to profit or (loss)	0	0	0
Before tax effects	956,254	566,683	558,102
Tax effects	12,588	52,090	25,867
Exchange differences on translation of foreign operations	968,842	618,773	583,969
Changes in fair value of financial assets measured at fair value through OCI:
Amounts arising during the year	(16,150)	(9,118)	0
Reclassification adjustments to profit or (loss)	16,150	9,118	0
Before tax effects	0	0	0
Tax effects	0	0	0
Changes in fair value of financial assets measured at fair value through OCI	0	0	0
Cash flow hedges:
Amounts arising during the year	171,059	56,437	82,780
Reclassification adjustments to profit or (loss)	(137,265)	(87,337)	(79,321)
Before tax effects	33,794	(30,900)	3,459
Tax effects	(10,338)	9,449	(1,286)
Cash flow hedges	23,456	(21,451)	2,173
Hedging cost:
Amounts arising during the year	12,392	(21,426)	6,611
Reclassification adjustments to profit or (loss)	(2,024)	(3,052)	(3,071)
Before tax effects	10,368	(24,478)	3,540
Tax effects	(3,171)	7,485	(1,083)
Hedging cost	7,197	(16,993)	2,457
Share of other comprehensive income of investments accounted for using the equity method:
Amounts arising during the year	(1,793)	(892)	(497)
Reclassification adjustments to profit or (loss)	0	0	0
Before tax effects	(1,793)	(892)	(497)
Tax effects	0	0	0
Share of other comprehensive loss of investments accounted for using the equity method	(1,793)	(892)	(497)
Other comprehensive income for the year, net of tax	¥ 995,009	¥ 594,535	¥ 594,261